LEASES	12 Months Ended
Dec. 31, 2020
Leases
LEASES
NOTE 10:-	LEASES

a.
Lease Agreements:

The Company's offices and its production facility in Israel are located in a building that the Company leases from its Parent Company (see Note 24a), in accordance with a sub-lease agreement. The Company subleases approximately 3,000 square meters of laboratory, office and clean room space at a monthly rent fee of NIS 119 (approximately $37). This sub-lease agreement which was amended on January 1, 2019, expires in October 2022 and provides with 3 years extention period at the sole discretion of the Company which were included in the calculation of the lease liability and ROU asset.

In addition the Company and its subsidiary have operating lease agreements for 14 vehicles for a period of three years.

b.
Lease extension and termination options:

The Company has leases that include extension and termination options. These options provide flexibility in managing the leased assets and align with the Company's business needs.

The Company exercises significant judgement in deciding whether it is reasonably certain that the extension and termination options will be exercised.

In leases of motor vehicles, the Company does not include in the lease term the exercise of extension options since the Company does not ordinarily exercise options that extend the lease period beyond 3 years.

c.	Information on leases:

	Year ended December 31,
	2019	2020

Interest expense on lease liabilities	139	144
Expenses relating to short-term leases	444	566
Total cash outflow for leases (1)	630	652

(1)	As of the year ended December 31,2020 the cash flow for leases includes $144 which was classified under CAPEX as Leashold improvments.

The Company was assisted by external third party valuation expert in determining the appropriate interest rate for discounting its leases based on: credit risk, the weighted average term of the leases and other economic variables. A weighted average incremental borrowing in a range of 0.1% to 6.7% was used to discount future lease payments in the calculation of the lease liability on the date of initial application of the Standard.

c.	Disclosures in respect of RSU assets:

                 Right-of-use assets

     Balance as of December 31, 2020:

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2020	2,362	442	2,804
New leases	-	305	305
Adjustments for indexation	(17)	(18)	(35)
Disposals	(76)	(217)	(293)
Termination of leases	(44)	-	(44)

Balance as of December 31, 2020	2,225	512	2,737

Accumulated depreciation
Balance as of January 1, 2020	381	194	575
Depreciation and amortization	249	178	427
Re-classified to Leasehold improvements	144	-	144
Disposals	(76)	(217)	(293)

Balance as of December 31, 2020	698	155	853
Disposals
Depreciated cost
Balance as of December 31, 2020	1,527	357	1,884

                        Balance as of December 31, 2019:

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2019	-	46	46
Cumulative effect adjustment on accumulated ROU assets as a result of adopting IFRS 16	2,335	187	2,522
New leases	-	209	209
Adjustments for indexation	27	-	27

Balance as of December 31, 2019	2,362	442	2,804

Accumulated depreciation
Balance as of January 1, 2019	-	-	-
Depreciation and amortization	381	194	575

Balance as of December 31, 2019	381	194	575
Depreciated cost
Balance as of December 31, 2019	1,981	248	2,229

The Company recognized depreciation expenses in the amount of $571 which comprise of $427 recorded in the profit and loss and $144 which was re-classified to Leasehold improvements as of 31 December 2020.

d.	Disclosures in respect of lease liabilities:

Lease liabilities

                        Balance as of December 31, 2020:

	Buildings	Motor vehicles	Total

Balance as of January 1, 2020	2,225	225	2,450
Repayment of leases liabilities	(479)	(173)	(652)
Effect of changes in exchange rates	134	28	162
New finance lease obligation recognized	-	283	283
Adjustments for indexation	(17)	(18)	(35)
Interest	134	10	144
Disposals-Termination of leases	(44)	(1)	(45)
Balance as of December 31, 2020	1,953	354	2,307
Current maturities of long-term leases	(396)	(170)	(566)
Lease liability Balance as of December 31, 2020	1,557	184	1,741

                        Balance as of December 31, 2019:

	Buildings	Motor vehicles	Total

Balance as of January 1, 2019	-	-	-
Cumulative effect adjustment on accumulated liabilities as a result of adopting IFRS 16	2,344	178	2,522
Repayment of leases liabilities	(458)	(172)	(630)
Effect of changes in exchange rates	189	10	199
New finance lease obligation recognized	-	193	193
Adjustments for indexation	11	16	27
Interest	139	-	139
Balance as of December 31, 2019	2,225	225	2,450
Current maturities of long-term leases	(403)	(41)	(444)
Lease liability Balance as of December 31, 2019	1,822	184	2,006

At the initial application date, the Company recognized a lease liability in the amount of about $2,522 under Long term debt and current maturity, according to the present value of the future lease payments discounted using the Company's incremental interest rate at that date, and concurrently recognized a ROU asset in the same amount with certain adjustments. The Company's incremental interest rates used for measuring the lease liability are in the range of 0.1% to 6.7%. Depreciation is calculated on a straight-line basis over the remaining contractual lease period.